Other Receivables	12 Months Ended
Dec. 31, 2025
Other Receivables [Abstract]
Other receivables	5. Other receivables Other receivables consisted of the following:
	December 31, 2025	December 31, 2024
	US$	US$
Goods and Services Tax receivable	168,020	—
Others	—	13,598
Total	168,020	13,598